Operating Segments - Schedule of Segment Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Segment Assets [Line Items]
Assets	$ 116,904,262	$ 91,559,740	$ 25,722,362
Operating Segments [Member]
Schedule of Segment Assets [Line Items]
Assets	116,904,262	91,559,740	25,722,362
Operating Segments [Member] | Business strategy consultancy [Member]
Schedule of Segment Assets [Line Items]
Assets		34,052,672	12,315,497
Operating Segments [Member] | Technology development, solutions and consultancy [Member]
Schedule of Segment Assets [Line Items]
Assets	115,942,779	26,215,311	3,376,588
Operating Segments [Member] | Interest income [Member]
Schedule of Segment Assets [Line Items]
Assets		2,790,556	8,281,815
Operating Segments [Member] | Investments and others [Member]
Schedule of Segment Assets [Line Items]
Assets	961,483	28,501,201	$ 1,748,462
Unallocated assets [Member]
Schedule of Segment Assets [Line Items]
Assets